UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 77.92%

Basic Materials - 1.01%
62,200	Goldcorp., Inc.	$ 1,347,874

Consumer Discretionary - 8.68%
9,850	AutoZone, Inc. *	4,707,709
66,450	Target Corp.	4,204,292
43,600	V.F. Corp.	2,718,024
		11,630,025

Consumer Staples - 13.29%
102,400	Altria Group, Inc.	3,931,136
91,200	Conagra Foods, Inc.	3,073,440
57,080	CVS Caremark Corp.	4,085,216
51,800	General Mills, Inc.	2,585,338
104,400	Kroger Co.	4,126,932
		17,802,062
Energy - 8.18%
34,810	Chevron Corp.	4,348,117
43,400	Exxon Mobil Corp.	4,392,080
62,800	Marathon Oil Corp.	2,216,840
		10,957,037
Financial - 12.26%
71,840	Allstate Corp.	3,918,153
43,330	Aon Corp.	3,634,954
42,520	Travelers Co., Inc.	3,849,761
124,460	US Bancorp, Inc.	5,028,184
		16,431,052
Health Care - 18.18%
29,150	Amgen, Inc.	3,325,432
42,500	Johnson & Johnson	3,892,575
34,825	Eli Lilly & Co.	1,776,075
80,641	Merck & Co., Inc.	4,036,082
75,300	Mylan, Inc. *	3,268,020
128,354	Pfizer, Inc.	3,931,483
54,830	United Healthcare Corp.	4,128,699
		24,358,366
Industrial Goods - 5.98%
29,020	3M Co.	4,070,055
43,220	Honeywell International, Inc.	3,949,011
		8,019,066
Technology - 6.96%
15,700	International Business Machines Corp.	2,944,849
105,500	Microsoft Corp.	3,946,755
63,740	Oracle Corp.	2,438,692
		9,330,296
Telecommunications - 0.77%
29,450	American Telephone & Telegraph, Inc.	1,035,462

Utilities - 2.61%
74,910	American Electric Power Co., Inc.	3,501,293

TOTAL FOR COMMON STOCKS (Cost $64,798,808) - 77.92%		$ 104,412,533

PUT OPTIONS - 0.07%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
900,000	January 2014 Put @ 166.00	99,000

TOTAL FOR PUT OPTIONS (Premiums Paid $555,290) - 0.07%		99,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 14.93%
20,012,000	U.S. Government Treasury Bill, 05/15/2014, 0.095%	20,008,118

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $20,002,389) - 14.93%		20,008,118

SHORT TERM INVESTMENTS - 7.04%
8,513,233	Fidelity Institutional Treasury Only Money Market Fund 0.01% **	8,513,233
924,822	Fidelity Institutional Treasury Government Money Market Fund 0.01% **	924,822

TOTAL FOR SHORT TERM INVESTMENTS (Cost $9,438,055) - 7.04%		9,438,055

TOTAL INVESTMENTS (Cost $90,724,505) - 99.97%		$ 133,957,706

OTHER ASSETS LESS LIABILITIES - 0.03%		37,797

NET ASSETS - 100.00%		$ 133,995,503

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $90,724,505 amounted to $43,230,680, which consisted of aggregate gross unrealized appreciation of $44,123,621 and aggregate gross unrealized depreciation of $892,940.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$104,412,533	$0	$0	$104,412,533
Put Options	$99,000	$0	$0	$99,000
Short Term Investments:
U.S. Treasury Bill	$20,008,118	$0	$0	$20,008,118
Fidelity Institutional Treasury	$9,438,055	$0	$0	$9,438,055
Total	$133,957,706	$0	$0	$133,957,706

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 54.63%

Basic Materials - 0.78%
3,000	Goldcorp, Inc.	$ 65,010

Consumer Discretionary - 2.12%
15,170	Panasonic Corp. ADR	176,882

Consumer Staples - 13.02%
2,155	Diageo Plc. ADR	285,365
220	Fomento Economico Mexicano S.A. ADR	266,206
3,470	Imperial Tobacco Group Plc. ADR	269,897
6,380	Unilever Plc. ADR	262,856
		1,084,324
Energy - 3.86%
2,150	Royal Dutch Shell Plc. ADR	153,230
6,960	Statoil ASA ADR	167,945
		321,175
Financial Services - 7.08%
3,180	HSBC Holdings Plc. ADR	175,313
5,920	Prudential Plc. ADR	266,400
1,570	Toronto Dominion Bank NY (Canada)	147,957
		589,670
Health Care - 10.27%
5,310	Astraseneca Plc. ADR	315,255
3,615	Novartis AG ADR	290,574
6,220	Teva Pharmaceutical Industries Ltd. ADR	249,297
		855,126
Industrial Goods - 3.61%
2,170	Siemens AG ADR	300,567

Technology - 4.24%
14,855	Nokia Corp. ADR *	120,474
2,670	SAP AG ADR	232,664
		353,138
Telecommunications - 6.38%
9,530	Nippon Telegraph & Telephone Corp. ADR *	257,691
6,950	Vodafone Group Public Ltd., Co. (United Kingdom)	273,205
		530,896
Utilities - 3.26%
4,160	National Grid Plc. ADR	271,731

TOTAL FOR COMMON STOCKS (Cost $3,208,295) - 54.63%		$ 4,548,519

U.S. GOVERNMENT OBLIGATIONS - 36.03%

3,000,000	US Government Treasury Bill, 0.095%, 05/15/2014	2,999,418

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $2,998,559) - 36.03%		$ 2,999,418

SHORT TERM INVESTMENTS - 9.13%
760,221	Fidelity Institutional Treasury 0.01%** (Cost $760,221)	760,221

TOTAL INVESTMENTS (Cost $6,967,075) - 99.79%		$ 8,308,158

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.21%		17,446

NET ASSETS - 100.00%		$ 8,325,604

** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,967,075 amounted to $1,341,083, which consisted of aggregate gross unrealized appreciation of $1,430,415 and aggregate gross unrealized depreciation of $89,332.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,548,519	$0	$0	$4,548,519
U.S. Government Obligations	$2,999,418	$0	$0	$2,999,418
Cash Equivalents	$760,221	$0	$0	$760,221
Total	$8,308,158	$0	$0	$8,308,158

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 24, 2014